UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-13362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneck_______	  	Kansas City, MO      		  9/30/2011
           [Signature]		      [City, State]		     [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

          -- section omitted --

EDGAR


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $53,643


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

COLUMN 1                       COLUMN 2       COLUMN 3 COLUMN 4    COLUMN 5            COLUMN 6  COLUMN 7   COLUMN 8
                                                       VALUE (x$10SHRS OR PRSH/
PPUT/
INVESTMENT OTHER MANA VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS CUSIP                                              OTHER MANA SOLE   SHARED NONE
ABBOTT LABS                    COM            002824100       1250     24437             SOLE                              24437
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN 01881G106        381     27945             SOLE                              27945
ALNYLAM PHARMACEUTICALS INC    COM            02043Q107        248     37800             SOLE                 3000         34800
AMGEN INC                      COM            031162100        759     13818             SOLE                              13818
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR  03524A108        212      4000             SOLE                               4000
APPLE COMPUTER INC             COM            037833100       1459      3825             SOLE                  300          3525
AT&T INC                       COM            00206R102        289     10148             SOLE                              10148
BARCLAYS BANK PLC              SP ADR 7.1%PF3 06739H776        310     14645             SOLE                              14645
BERKSHIRE HATHAWAY CLASS A     CL A           084670108        534         5             SOLE                                  5
BLOCK H & R INC                COM            093671105        140     10545             SOLE                              10545
BOEING CO                      COM            097023105        712     11765             SOLE                 1000         10765
BORDERS GROUP INC              COM            099709107          3    104900             SOLE                33250         71650
BROADWIND ENERGY INC           COM            11161T108          3     10000             SOLE                              10000
BUILD A BEAR WORKSHOP          COM            120076104        188     36900             SOLE                              36900
CHESAPEAKE ENERGY CORP         COM            165167107        509     19925             SOLE                 1650         18275
CHEVRON CORP NEW               COM            166764100        579      6257             SOLE                               6257
CISCO SYSTEMS INC              COM            17275R102       1331     85885             SOLE                 6000         79885
CITIGROUP INC                  COM            172967101        249      9702             SOLE                               9702
COCA COLA CO                   COM            191216100        223      3300             SOLE                               3300
COLLECTIVE BRANDS INC          COM            19421W100        726     56050             SOLE                 5000         51050
CREXUS INVT CORP               COM            226553105       1665    187504             SOLE                13500        174004
CVS CORP DEL                   COM            126650100        211      6285             SOLE                               6285
DOLLAR TREE INC                COM            256746108        391      5200             SOLE                               5200
DU PONT E I DE NEMOURS & CO    COM            263534109       1460     36528             SOLE                              36528
EL PASO PIPELINE PARTNERS L    COM UNIT LPI   283702108        245      6900             SOLE                               6900
EMERSON ELEC CO                COM            291011104        238      5771             SOLE                 2500          3271
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN 29273r109        370      9032             SOLE                               9032
ENTERPRISE PRODS PARTNERS L    COM            293792107        249      6209             SOLE                               6209
EXELON CORP                    COM            30161N101       1828     42891             SOLE                 5000         37891
EXXON MOBIL CORP               COM            30231G102       2467     33963             SOLE                 4000         29963
FEDERATED INVS INC PA          CL B           314211103       1041     59356             SOLE                              59356
FEDEX CORP                     COM            31428X106       1002     14807             SOLE                 2000         12807
FERRELLGAS PARTNERS L.P.       UNIT LTD PART  315293100        553     27847             SOLE                              27847
FORD MTR CO DEL                COM PAR $0.01  345370860         16     11655             SOLE                 5000          6655
FORD MTR CO DEL                *W EXP 01/01/20345370134        140     63400             SOLE                18000         45400
GARMIN LTD                     ORD            G37260109       3325    104659             OTHER                            104659
GENERAL ELECTRIC INC           COM            369604103        193     12687             SOLE                              12687
GENERAL MOLY INC               COM            370373102        212     73234             SOLE                              73234
GENERL MTRS CO                 JR PFD CNV SRB 37045V209       1436     40925             SOLE                 5000         35925
HARRIS CORP                    COM            413875105       1170     34235             SOLE                 3400         30835
HECKMANN CORP                  COM            422680108        286     54000             SOLE                 3000         51000
HOME DEPOT INC                 COM            437076102        320      9745             SOLE                 3900          5845
INGRAM MICRO INC               CL A           457153104        384     23800             SOLE                 7500         16300
INTEL CORP                     COM            458140100       1132     53078             SOLE                 7500         45578
INTERNATIONAL BUSINESS MACHS   COM            459200101        818      4676             SOLE                               4676
ISHARES TR                     DJ US FINL SEC 464287788        257      5825             SOLE                               5825
J P MORGAN CHASE & CO          COM            46625H100       1506     49990             SOLE                10020         39970
JOHNSON & JOHNSON              COM            478160104       1462     22959             SOLE                 2000         20959
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER 494550106        289      4233             SOLE                               4233
KRAFT FOODS INC                CL A           50075N104       1684     50155             SOLE                 9500         40655
MARATHON PETE CORP             COM            56585A102        730     26970             SOLE                 5000         21970
MARKEL CORP                    COM            570535104        514     20428             SOLE                 8395         12033
MARKWEST ENERGY PARTNERS L P   UNIT LTD PARTN 570759100        295      6412             SOLE                               6412
MICROSOFT CORP                 COM            594918104       1579     63444             SOLE                15000         48444
MONSANTO CO NEW                COM            61166w101       1177     19606             SOLE                 1500         18106
NORTHROP GRUMMAN CORP          COM            666807102        316      6054             SOLE                 5000          1054
NUSTAR ENERGY LP               UNIT COM       67058H102        439      8400             SOLE                               8400
OLIN CORP                      COM PAR $1     680665205        430     23859             SOLE                 9000         14859
PENN VA RESOURCES PARTNERS L   COM            707884102        534     22816             SOLE                              22816
PEPSICO INC                    COM            713448108       1500     24235             SOLE                 4000         20235
PFIZER INC.                    COM            717081103        859     48613             SOLE                 4000         44613
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN 726503105        267      4536             SOLE                               4536
PROCTOR & GAMBLE CO            COM            742718109        549      8694             SOLE                               8694
SABA SOFTWARE INC              COM NEW        784932600        570     99000             SOLE                10000         89000
SAVIENT PHARMACEUTICALS INC    COM            80517Q100         42     10300             SOLE                 5000          5300
SPRINT NEXTEL CORP             COM SER 1      852061100        192     63234             SOLE                              63234
SYMANTEC CORP                  COM            871503108        476     29200             SOLE                 4000         25200
TD AMERITRADE HLDG CORP        COM            87236Y108        565     38400             SOLE                 7500         30900
TELLABS INC                    COM            879664100         45     10402             SOLE                 5000          5402
TTM TECHNOLOGIES  INC          COM            87305R109        348     42600             SOLE                 3000         39600
US BANCORP DEL                 COM NEW        902973304        202      8579             SOLE                 2000          6579
VERIZON COMMUNICATIONS         COM            92343V104       1525     41450             SOLE                 4000         37450
WAL-MART STORES INC            COM            931142103       2522     48587             SOLE                 5000         43587
WESTERN UNION COMPANY          COM            959802109        624     40780             SOLE                 9000         31780
XEROX CORP                     COM            984121103         72     10400             SOLE                              10400
YAHOO INC                      COM            984332106        814     61833             SOLE                11000         50833